Nature of Operations and Basis of Preparation - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2012 Vessel	Dec. 31, 2012 Credit Facility [Member]	Dec. 31, 2011 Credit Facility [Member]	Dec. 31, 2012 French Fonds Strategique d'Investissement [Member]	Dec. 31, 2012 Yildrim Group [Member]	Dec. 31, 2012 April 11, 2013 [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Remaining terms								4 months 24 days	13 years
Number of vessels		17
Bonds redeemable for shares					$ 150,000,000	$ 100,000,000
Charterhire, due date		Every 15 days in advance on the 1st and 16th of each month
Charterhire, outstanding amount		$ 12,164,000					$ 5,886,000
Maximum Leverage Ratio under credit facility		75.00%	75.00%	75.00%
Additional term of waiver for leverage ratio test	2 years		2 years